Other Long-Term Assets - Additional Information (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Millions	USD ($) shares	CAD ($)
Statement [Line Items]
Subscription rights | $	$ 1,524
Caldas Finance Corp [Member]
Statement [Line Items]
Number Of Subscription Rights Acquired | shares	1
Subscription rights	$ 1,500	$ 2